Financial Assets and Financial Liabilities - Summary of Financial Assets (Detail) - JPY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Quoted equity shares		¥ 17,898
Loans and receivables
Trade and other receivables	¥ 4,647,761	2,844,337
Long-term deposits		30,695
Other financial assets		72,433
Lease deposits receivable	2,441,289	1,732,892
Total	7,942,753	4,698,255
Trade and other receivables	4,647,761	2,844,337
Trade and other receivables	4,647,761	2,844,337
Current portion of construction loan receivable from lessors	70,384	6,960
Other current financial assets	5,360	11,815
Lease deposits receivable	2,441,289	1,732,892
Lease deposit receivable	2,441,289	1,732,892
Construction loan receivable from lessors	685,722	48,029
Other financial assets		72,433
Other non-current financial assets	92,237	54,222
Total financial assets	7,942,753	¥ 4,698,255
Financial assets measured at amortised cost [member]
Loans and receivables
Trade and other receivables	4,647,761
Other financial assets	17,037
Lease deposits receivable	2,441,289
Trade and other receivables	4,647,761
Trade and other receivables	4,647,761
Lease deposits receivable	2,441,289
Lease deposit receivable	2,441,289
Construction loan receivable from lessors	756,106
Other financial assets	17,037
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Investment securities	15,358
Loans and receivables
Other non-current financial assets	170
Financial assets at fair value through profit or loss, category [member]
Loans and receivables
Other non-current financial assets	¥ 65,032